OTHER NON-CURRENT ASSETS, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER NON-CURRENT ASSETS, NET
Prepaid long-term lease		111,087	191,600
Deposit for training centers under construction		30,366	65,001
Prepaid leasehold improvement maintenance fee		23,376
Non-current portion of prepaid advertising fees			46,446
Non-current portion of receivables arising from the cancellation of an agreement		500	7,500
Prepayment for new training centre project		65,609
Others		7,769	9,064
Other non-current assets, net	$ 38,315	238,707	319,611